ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.8%

Agriculture – 16.7%
Altria Group, Inc.	1,610	$67,701
British American Tobacco PLC (United Kingdom)(a)	10,240	321,638
Imperial Brands PLC (United Kingdom)(a)	7,437	152,161
Philip Morris International, Inc.	879	81,378
Turning Point Brands, Inc.	14,960	345,426
Vector Group Ltd.	25,763	274,118
Total Agriculture		1,242,422

Apparel – 4.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	2,389	361,002

Beverages – 24.6%
Ambev SA (Brazil)(a)	62,461	161,149
Anheuser-Busch InBev SA/NV (Belgium)(a)	1,408	77,862
Carlsberg A/S, Class B (Denmark)(a)	3,063	77,065
Cia Cervecerias Unidas SA (Chile)(a)	25,869	325,949
Diageo PLC (United Kingdom)(a)	395	58,926
Duckhorn Portfolio, Inc. (The)*	11,998	123,100
Heineken NV (Netherlands)(a)	3,270	144,469
Kirin Holdings Co., Ltd. (Japan)(a)	11,650	163,100
MGP Ingredients, Inc.	3,539	373,294
Molson Coors Beverage Co., Class B	5,158	327,997
Total Beverages		1,832,911

Entertainment – 6.9%
Everi Holdings, Inc.*	26,517	350,555
International Game Technology PLC	5,487	166,366
Total Entertainment		516,921

Food – 3.6%
Hershey Co. (The)	1,322	264,506

Lodging – 8.0%
Boyd Gaming Corp.	5,727	348,373
MGM Resorts International	6,813	250,446
Total Lodging		598,819

REITS – 8.1%
Gaming and Leisure Properties, Inc.	6,192	282,046
VICI Properties, Inc.	11,013	320,478
Total REITS		602,524

Retail – 15.7%
BJ’s Restaurants, Inc.*	13,106	307,467
Carrols Restaurant Group, Inc.*	58,902	388,164
Dave & Buster’s Entertainment, Inc.*	4,302	159,475
Wingstop, Inc.	1,758	316,159
Total Retail		1,171,265

Semiconductors – 5.0%
NVIDIA Corp.	850	369,741

Software – 5.4%
NetEase, Inc. (China)(a)	4,010	401,642

Total Common Stocks
(Cost $7,571,092)		7,361,753

MONEY MARKET FUND – 1.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(b)
(Cost $102,442)	102,442	102,442

Total Investments – 100.2%
(Cost $7,673,534)		7,464,195
Liabilities in Excess of Other Assets – (0.2%)		(14,484)
Net Assets – 100.0%		$7,449,711

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,361,753	$-	$-	$7,361,753
Money Market Fund	102,442	-	-	102,442
Total	$7,464,195	$-	$-	$7,464,195

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	16.7%
Apparel	4.8
Beverages	24.6
Entertainment	6.9
Food	3.6
Lodging	8.0
REITS	8.1
Retail	15.7
Semiconductors	5.0
Software	5.4
Money Market Fund	1.4
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%